EQUITY - Share Details (Details) - shares		12 Months Ended
	Jan. 15, 2016	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of number of shares outstanding [abstract]
Issued shares, beginning of period		1,021,903,623	555,130,741
Movement in year		0	466,772,882
Issued shares, end of period		1,021,903,623	1,021,903,623
Treasury shares, beginning of period		(2,407,480)	(2,860,363)
Movement in year		420,644	452,883
Treasury shares, end of period		(1,986,836)	(2,407,480)
Number of shares outstanding, beginning of period		1,019,496,143	552,270,378
Movement in year		420,644	467,225,765
Number of shares outstanding, end of period		1,019,916,787	1,019,496,143
Conversion of mandatorily convertible notes (in shares)	137,967,116
Pro Forma
Reconciliation of number of shares outstanding [abstract]
Treasury shares, beginning of period		(7,200,000)
Treasury shares, end of period		(7,200,000)	(7,200,000)
Conversion of mandatorily convertible notes (in shares)	45,989,039